May 2, 2005

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549-1004

ATTN:  Document Control - EDGAR

Re:      ACL Variable Annuity Account 2
             American Express Endeavor Select(SM) Variable Annuity American Express Innovations(R) Select Variable Annuity American Express Innovations(R) Variable Annuity
         Post-Effective Amendment No. 9 on Form N-4
         File Nos. 333-101051 and 811-07511

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.


Very truly yours,



/s/ Eric Marhoun
--------------------
    Eric Marhoun
    Counsel